UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549
                             FORM 13F
	   FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Cedar Hill Associates, Inc.
Address: 	600 Central Avenue
         	Suite 138
         	Highland Park, IL  60035

13F File Number:  28-02628

The institutional investment manager filing this report and the person by whom it is
signed hereby represent	that the person signing the report is authorized
to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:  		Gilbert Licudine
Title:    	Vice President
Phone:    	847-861-8300
Signature, Place, and Date of Signing:

    Gilbert Licudine    Highland Park, Illinois    November 9, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   	None

Form 13F Information Table Entry Total:   	78

Form 13F Information Table Value Total:   	$265,202



List of Other Included Managers:

 None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100      215     4420 SH       Sole                     4420
Allstate Corp                  COM              020002101     4887    77899 SH       Sole                    77899
Alltel Corp                    COM              020039103     4675    84233 SH       Sole                    84233
American Elec Pwr              COM              025537101     4083   112250 SH       Sole                   112250
American Intl Group            COM              026874107     4626    69816 SH       Sole                    69816
Amerityre Corp                 COM              03073V107       90    14500 SH       Sole                    14500
BP Amoco PLC Spons ADR F       COM              055622104      356     5433 SH       Sole                     5433
Bank New York                  COM              064057102     4749   134682 SH       Sole                   134682
Bank Of America Corporation    COM              060505104      375     6993 SH       Sole                     6993
Citigroup Inc                  COM              172967101      819    16489 SH       Sole                    16489
Colgate Palmolive              COM              194162103     4133    66560 SH       Sole                    66560
Conocophillips                 COM              20825C104     3962    66552 SH       Sole                    66552
Consolidated Energy Inc        COM              20854p109     3629   114385 SH       Sole                   114385
Dell Inc                       COM              24702R101     2578   112868 SH       Sole                   112868
Devon Energy Corp New          COM              25179M103     4237    67100 SH       Sole                    67100
Exxon Mobil Corp               COM              30231G102     2018    30075 SH       Sole                    30075
Fortune Brands                 COM              349631101     5108    68011 SH       Sole                    68011
General Electric               COM              369604103     6131   173696 SH       Sole                   173696
German Amern Bancorp Com       COM              373865104      258    18297 SH       Sole                    18297
Health Care Select Spdr        COM              81369Y209     8054   242672 SH       Sole                   242672
Hershey Foods                  COM              427866108     3974    74350 SH       Sole                    74350
Honeywell Inc                  COM              438516106     2838    69400 SH       Sole                    69400
Hubbell Inc Cl B               COM              443510201     3179    66366 SH       Sole                    66366
Hugoton Royalty Trust          COM              444717102      266    10094 SH       Sole                    10094
Intel Corp                     COM              458140100      292    14195 SH       Sole                    14195
Intl Bus Machines              COM              459200101      345     4210 SH       Sole                     4210
JP Morgan Chase & Co           COM              46625H100     5813   123785 SH       Sole                   123785
Johnson & Johnson              COM              478160104      857    13204 SH       Sole                    13204
Kimberly Clark                 COM              494368103     3222    49298 SH       Sole                    49298
Kroger                         COM              501044101     3266   141130 SH       Sole                   141130
Laboratory Corp                COM              50540R409     3374    51460 SH       Sole                    51460
Liberty Media Hldg Cap A       COM              53071M302     2782    33286 SH       Sole                    33286
MB Financial Inc               COM              55264U108      360     9762 SH       Sole                     9762
Marshall & Ilsley              COM              571834100      336     6967 SH       Sole                     6967
Medimmune Inc                  COM              584699102     3092   105650 SH       Sole                   105650
Microsoft                      COM              594918104     7043   257503 SH       Sole                   257503
Millennium Cell Inc            COM              60038b105       11    10000 SH       Sole                    10000
Nabors Industries Ltd Shs      COM              G6359F103     3672   123440 SH       Sole                   123440
National Semiconductor Corp    COM              637640103     3148   133779 SH       Sole                   133779
News Corp Cl B                 COM              65248E203     5954   288475 SH       Sole                   288475
Novartis AG Sponsored ADR      COM              66987V109     6147   105177 SH       Sole                   105177
Pfizer Inc                     COM              717081103     5376   189560 SH       Sole                   189560
Praxair Inc                    COM              74005P104     7678   129790 SH       Sole                   129790
Procter & Gamble               COM              742718109      331     5343 SH       Sole                     5343
Schering-Plough                COM              806605101     3514   159098 SH       Sole                   159098
Schlumberger                   COM              806857108     6675   107608 SH       Sole                   107608
Sony Corp                      COM              835699307     3272    81075 SH       Sole                    81075
Texas Instruments              COM              882508104     5968   179475 SH       Sole                   179475
Thermo Electron                COM              883556102     6850   174175 SH       Sole                   174175
Time Warner Inc                COM              887317105     3689   202365 SH       Sole                   202365
Viacom Inc Cl B                COM              92553P201     2775    74645 SH       Sole                    74645
Wal-Mart                       COM              931142103     6545   132698 SH       Sole                   132698
Walgreen Co                    COM              931422109      607    13674 SH       Sole                    13674
Dodge & Cox Stock Fund         COM              256219106     3675 24374.435 SH      Sole                24374.435
Pennsylvania Mutual Inv        COM              780905840     8899 781266.034 SH     Sole               781266.034
Royce Value Trust              COM              780910105     2603 127360.000 SH     Sole               127360.000
Dodge and Cox International St COM              256206103     5764 143197.509 SH     Sole               143197.509
Harding Loevner Emerging Marke COM              412295305     1777 45812.537 SH      Sole                45812.537
IShares - Japan Index Fund     COM              464286848     4899 361846.000 SH     Sole               361846.000
Third Avenue Int'l Value Fund  COM              884116500    11344 489615.767 SH     Sole               489615.767
Leucadia National              COM              527288104      806    30800 SH       Sole                    30800
Leuthold Core Investment       COM              527289102      818    46890 SH       Sole                    46890
Wintergreen Fund               COM              97607W102    11964  1086644 SH       Sole                  1086644
Blackrock Insd Mun 2008 Trm    COM              09247K109     7660 494224.000 SH     Sole               494224.000
Blackrock Insd Mun Tm Tr Inc C COM              092474105     3774 386700.000 SH     Sole               386700.000
Blackrock Mun Target Com       COM              09247M105     7642 760437.000 SH     Sole               760437.000
Capital Income Bldr Fd SBI     COM              140193103     1126 19300.113 SH      Sole                19300.113
Franklin Custodian Income-A    COM              353496300       32 12447.784 SH      Sole                12447.784
Harbor Bond Fund               COM              411511108     2470 210916.689 SH     Sole               210916.689
IShares Tr 1-3 Yr Trs Bd       COM              464287457      788 9810.000 SH       Sole                 9810.000
IShares Tr US Tips Bd Fd       COM              464287176     2084 20600.000 SH      Sole                20600.000
Pimco Strtgc Glbl Gvt Fd Inc-C COM              72200x104      350 31700.000 SH      Sole                31700.000
Vanguard Fixed Short Term Corp COM              922031406      305 28924.239 SH      Sole                28924.239
Vanguard Mun Bd Fd Inc Short T COM              922907803      481 30879.953 SH      Sole                30879.953
Flaherty & Crumrine Pfd Inc Op COM              33848E106      792    66810 SH       Sole                    66810
Nuveen Quality Preferred Incom COM              67072C105     1212    82739 SH       Sole                    82739
Uranium Participation Corp     COM              917017105     4217   466000 SH       Sole                   466000
Blackrock Glbl Energy&Res Tr-C COM              09250U101     1484    58830 SH       Sole                    58830